Equity - Hyperinflation additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Total equity	€ 55,628	€ 57,004	€ 52,802	€ 52,640
Currency translation reserve	(2,527)	(2,395)	(3,483)
Retained earnings	40,299	41,538	35,462
Shareholders' equity (parent)
Disclosure of equity [Line Items]
Total equity	54,684	56,500	€ 52,066	€ 51,619
Opening balance after adjustment, cumulative effect at date of initial application | IAS 29
Disclosure of equity [Line Items]
Total equity	54	100
Currency translation reserve	284	1,011
Retained earnings	0	(563)
Other reserves	3	(17)
Net result (before non-controlling interests)	€ (234)	(331)
Opening balance after adjustment, cumulative effect at date of initial application | IAS 29 | Shareholders' equity (parent)
Disclosure of equity [Line Items]
Total equity		€ 64